Derivative Instruments And Hedging Activities Interest Rate Cap Agreements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Interest Rate Cap [Member] derivatives	Dec. 31, 2011 Interest Rate Cap [Member] derivatives	Dec. 31, 2010 Interest Rate Cap [Member] derivatives	Dec. 31, 2012 Interest Rate Cap Purchased During 2012 [Member] Interest Rate Cap [Member]	Mar. 31, 2013 Interest Rate Cap Purchased During 2012 [Member] Interest Rate Cap [Member]	Mar. 31, 2013 Interest Rate Cap Purchased During 2011 [Member]	Dec. 31, 2011 Interest Rate Cap Purchased During 2011 [Member] Interest Rate Cap [Member]	Dec. 31, 2012 Interest Rate Cap Purchased During 2011 [Member] Interest Rate Cap [Member]	Dec. 31, 2010 Interest Rate Cap Purchased During 2010 [Member] Interest Rate Cap [Member]	Dec. 31, 2012 Interest Rate Cap Purchased During 2010 [Member] Interest Rate Cap [Member]
Derivative [Line Items]
Number of Interest Rate Derivatives Purchased				6	4	4
Notional Amount of Interest Rate Derivative Instruments Not Designated as Hedging Instruments							$ 650.0			$ 500.0		$ 1,100.0
Premium payments on interest rate cap agreements	$ 0.3	$ 3.7	$ 5.9				$ 0.3			$ 3.7		$ 5.9
Derivative, Cap Interest Rate							1.50%	1.50%	3.50%		3.50%		3.50%